Other Gains, Net - Summary of Other Gains, Net (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Feb. 07, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Gain And Loss [Line Items]
Total other gains, net		$ 1,681,178	$ 3,434,503	$ 113,088,869
Land [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of land		1,530,689		7,626,100
Other Disposal [Member]
Disclosure Of Other Gain And Loss [Line Items]
Other		$ 150,489	409,954	150,857
Electrogas S.A. [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on disposal of Electrogas, Lineas de Transmision Pangue Duqueco and GNL Quintero	$ 105,311,912			$ 105,311,912
Lineas de Transmision Pangue Duqueco [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on disposal of Electrogas, Lineas de Transmision Pangue Duqueco and GNL Quintero			$ 3,024,549